United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated International Bond Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--97.8%
		BRITISH POUND--6.7%
		Finance - Automotive--1.6%
1,000,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 1/18/2016	$1,834,046
		Sovereign--5.1%
2,000,000		United Kingdom, Government of, 4.75%, 3/7/2020	4,067,488
1,000,000		United Kingdom, Government of, Bond, 4.00%, 9/7/2016	1,926,642
		TOTAL	5,994,130
		TOTAL BRITISH POUND	7,828,176
		CANADIAN DOLLAR--2.1%
		Sovereign--2.1%
1,000,000		Canada, Government of, 5.00%, 6/1/2014	1,110,074
1,300,000		Canada, Government of, Bond, 4.00%, 6/1/2016	1,358,256
		TOTAL CANADIAN DOLLAR	2,468,330
		DANISH KRONE--0.9%
		Mortgage Banks--0.9%
5,200,000		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	1,037,944
		EURO--44.8%
		Banking--3.4%
1,500,000		Hypovereinsbank LUX, 6.486%, 12/18/2008	2,286,859
1,200,000		Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049	1,665,199
		TOTAL	3,952,058
		Industrial Products & Equipment--1.7%
1,300,000		Schneider Electric SA, Series EMTN, 3.875%, 10/31/2008	1,965,110
		Media--1.2%
900,000		WPP Group PLC, 6.00%, 6/18/2008	1,371,396
		Mortgage Banks--1.3%
1,000,000		Northern Rock PLC, Series EMTN, 3.875%, 3/28/2008	1,515,059
		Sovereign--33.8%
1,200,000		Austria, Government of, Note, 3.80%, 10/20/2013	1,844,973
3,200,000		Belgium, Government of, 5.00%, 3/28/2035	5,100,016
3,000,000		Bundesrepublic Deutschland, 3.75%, 1/4/2015	4,596,810
1,000,000		Bundesrepublic Deutschland, Bond, 3.25%, 7/4/2015	1,473,062
3,300,000		Buoni Poliennali Del Tes, 4.25%, 8/1/2013	5,146,168
1,500,000		Buoni Poliennali Del Tes, Bond, 4.25%, 2/1/2015	2,328,009
1,600,000		France, Government of, 4.75%, 4/25/2035	2,497,298
1,175,000		France, Government of, Bond, 4.25%, 4/25/2019	1,803,985
3,350,000		France, Government of, O.A.T., 5.00%, 10/25/2016	5,496,230
200,000		Germany, Government of, 4.75%, 7/4/2028	316,270
500,000		Hellenic Republic, Bond, 3.50%, 4/18/2008	758,362
3,000,000		Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034	4,631,879
2,200,000		Republic of Austria, 4.30%, 9/15/2017	3,422,829
		TOTAL	39,415,891
		Supranational--0.4%
310,000		Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	480,698
		Telecommunications & Cellular--3.0%
1,500,000		Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011	2,407,825
700,000		Telecom Italia SpA, Series EMTN, 6.25%, 2/1/2012	1,087,626
		TOTAL	3,495,451
		TOTAL EURO	52,195,663
		JAPANESE YEN--39.8%
		Banking--18.6%
460,000,000		DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008	4,424,218
120,000,000		DePfa ACS Bank, Series EMTN, 1.65%, 12/20/2016	1,143,979
580,000,000		KFW International Finance, 1.75%, 3/23/2010	5,715,699
555,000,000		OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	5,472,271
500,000,000		Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., Series EMTN, 1.60%, 2/15/2011	4,920,108
		TOTAL	21,676,275
		Financial Intermediaries--4.2%
500,000,000		Eksportfinans, Bond, 1.80%, 6/21/2010	4,930,215
		Sovereign--16.1%
400,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	3,939,166
265,000,000		Japan, Government of, Bond, 0.50%, 6/20/2013	2,501,690
425,000,000		Japan, Government of, Bond, 0.80%, 3/20/2013	4,080,139
420,000,000		Japan, Government of, Bond, 1.40%, 12/20/2015	4,132,179
420,000,000		Japan, Government of, Bond, 1.50%, 12/20/2017	4,093,393
		TOTAL	18,746,567
		Supranational—0.9%
113,000,000		Inter-American Development Bank, 1.90%, 7/8/2009	1,106,560
		TOTAL JAPANESE YEN	46,459,617
		NORWEGIAN KRONE—1.2%
		Sovereign—1.2%
6,700,000		Norway, Government of, 6.50%, 5/15/2013	1,416,823
		SWEDISH KRONA—2.3%
		Sovereign—2.3%
16,100,000		Sweden, Government of, 4.50%, 8/12/2015	2,711,994
		TOTAL BONDS (IDENTIFIED COST $108,317,251)	114,118,547
		PURCHASED PUT OPTION—0.0%
3,700,000	[1]	BONY EURO PUT/USD CALL, Strike Price $1.50, Expiration Date 3/26/2008 (IDENTIFIED COST $54,446)	25,277
		MUTUAL FUND—0.1%
112,351	[2,3]	Prime Value Obligations Fund, Institutional Shares, 3.57% (AT NET ASSET VALUE)	112,351
		TOTAL INVESTMENTS—97.9% (IDENTIFIED COST $108,484,048)[4]	114,256,175
		OTHER ASSETS AND LIABILITIES – NET—2.1%[5]	2,457,911
		TOTAL NET ASSETS—100%	$116,714,086

At February 29, 2008, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/14/2008	4,609,642 Euro	725,705,200 Japanese Yen	$3,700
3/14/2008	2,000,000 Euro	308,378,000 Japanese Yen	$64,092
3/14/2008	2,998,110 Euro	471,210,000 Japanese Yen	$10,003
3/14/2008	2,986,758 Euro	472,977,000 Japanese Yen	$(24,248)
3/14/2008	2,300,000 Euro	367,413,500 Japanese Yen	$(49,407)
3/14/2008	115,546,200 Japanese Yen	1,400,000 New Zealand Dollar	$(3,831)
Contracts Sold:
3/14/2008	4,605,108 Euro	725,705,200 Japanese Yen	$3,181
3/14/2008	1,983,700 Euro	308,378,000 Japanese Yen	$(39,356)
3/14/2008	2,353,555 Euro	367,413,500 Japanese Yen	$(31,865)
3/14/2008	3,000,000 Euro	471,210,000 Japanese Yen	$(12,871)
3/14/2008	3,000,000 Euro	472,977,000 Japanese Yen	$4,153
3/14/2008	115,546,200 Japanese Yen	1,378,093 New Zealand Dollar	$(13,648)
3/3/2008	1,313,559 New Zealand Dollar	$1,073,440	$23,185
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(66,912)
Net Unrealized Depreciation on currency forwards is included in “Other Assets and Liabilities-Net”.

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At February 29, 2008, the cost of investments for federal tax purposes was $109,611,503. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from outstanding foreign currency commitments was $4,644,672. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,914,987 and net unrealized depreciation from investments for those securities having an excess of cost over value of $270,315.

5	Assets, other than investments in securities, less liabilities.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Note:         The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$112,351	$(66,912)
Level 2 – Other Significant Observable Inputs	114,143,824	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$114,256,175	$(66,912)

* Other financial instruments include currency forwards.

Federated International Equity Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--96.6%
		Australia--2.0%
127,100		BHP Billiton Ltd.	$4,647,670
		Belgium—1.9%
49,500		InBev	4,458,873
		Brazil--3.0%
288,200		All America Latina Logistica SA	3,238,011
240,100	[1]	Bovespa Holding SA	3,762,433
		TOTAL	7,000,444
		Canada--7.8%
107,600	[1]	Gildan Activewear, Inc.	4,057,596
134,900		Nexen, Inc.	4,207,701
21,600	[1]	Research in Motion Ltd.	2,242,080
67,000		Shoppers Drug Mart Corp.	3,424,709
239,800		Talisman Energy, Inc.	4,076,052
		TOTAL	18,008,138
		France--4.6%
99,300		AXA	3,348,271
51,000		Carrefour SA	3,584,638
32,900		Nexans SA	3,602,347
		TOTAL	10,535,256
		Germany, Federal Republic of--5.4%
22,400		E.On AG	4,209,139
88,400	[1]	SGL Carbon AG	4,847,476
27,000		Siemens AG	3,446,380
		TOTAL	12,502,995
		Greece--1.7%
139,060		EFG Eurobank	4,003,238
		Hong Kong--4.6%
46,800		China Mobile Ltd., ADR	3,492,216
170,000		Hong Kong Exchanges & Clearing Ltd.	3,225,003
1,051,700		Li & Fung Ltd.	3,780,596
		TOTAL	10,497,815
		India--4.4%
160,000	[1]	Bharti Airtel Ltd.	3,291,537
123,000		Sun Pharmaceutical Industries Ltd.	3,753,399
450,200		Suzlon Energy Ltd.	3,126,364
		TOTAL	10,171,300
		Ireland--4.8%
323,200		Anglo Irish Bank Corp. PLC	4,568,980
135,700	[1]	Elan Corp. PLC, ADR	3,089,889
49,800	[1]	ICON PLC, ADR	3,291,780
		TOTAL	10,950,649
		Italy--5.0%
157,120		Geox SpA	2,302,502
176,900	[2]	Luxottica Group SPA	4,866,938
591,000		Unicredito Italiano Spa	4,336,114
		TOTAL	11,505,554
		Japan--14.3%
42,300		Fanuc Ltd.	3,934,386
117,000		Honda Motor Co. Ltd.	3,573,464
56,800		Ibiden Co. Ltd.	2,714,944
16,300		Keyence Corp.	3,785,838
136,000		Komatsu Ltd.	3,455,852
70,900		Nidec Corp.	4,681,679
7,300		Nintendo Corp. Ltd.	3,624,568
183,000		Sharp Corp.	3,335,465
420,000		Taiyo Nippon Sanso Corp.	3,752,442
		TOTAL	32,858,638
		Korea, Republic of--2.0%
7,700		Samsung Electronics Co.	4,520,388
		Mexico--2.1%
78,000	[1]	America Movil S.A.B. de C.V., Class L, ADR	4,715,880
		Netherlands--1.7%
174,300	[1,2]	Qiagen NV	3,864,278
		Poland--1.4%
43,800		Bank Pekao SA	3,284,595
		South Africa--2.0%
297,500		MTN Group Ltd.	4,664,397
		Spain--3.5%
195,800		Banco Santander, S.A.	3,499,795
163,000		Indra Sistemas SA	4,516,419
		TOTAL	8,016,214
		Sweden--5.1%
67,000		Hennes & Mauritz AB, Class B	3,757,897
735,000		Rezidor Hotel Group AB	4,457,953
208,500		Sandvik AB	3,518,260
		TOTAL	11,734,110
		Switzerland--7.2%
14,200		Nestle SA	6,786,768
20,500		Syngenta AG	5,878,828
27,400		Synthes, Inc.	3,839,020
		TOTAL	16,504,616
		Taiwan, Province of China--3.1%
1,147,000		Delta Electronics, Inc.	3,232,720
411,900		Taiwan Semiconductor Manufacturing Co., ADR	4,011,906
		TOTAL	7,244,626
		United Kingdom--9.0%
66,100		Anglo American PLC	4,190,012
186,000		Diageo PLC	3,798,126
66,700		Reckitt Benckiser PLC	3,608,825
590,000		Serco Group PLC	5,071,853
211,600		Shire PLC	4,133,848
		TOTAL	20,802,664
		TOTAL COMMON STOCKS (IDENTIFIED COST $223,592,033)	222,492,338
		PREFERRED STOCKS--3.5%
		Brazil--1.9%
53,100		Companhia de Bebidas das Americas (AmBev), Pfd.	4,383,396
		Germany, Federal Republic of--1.6%
44,900		Fresenius SE, Pfd.	3,774,945
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,416,225)	8,158,341
		MUTUAL FUND--0.7%
1,517,107	[3,4]	Prime Value Obligations Fund, Institutional Shares, 3.57% (AT NET ASSET VALUE)	1,517,107
		REPURCHASE AGREEMENT--4.0%
$9,237,000		Interest in $5,000,000,000 joint repurchase agreement 3.2%, dated 2/29/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $5,001,333,333 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2093 and the market value of those underlying securities was $5,101,187,662 (purchased with proceeds from securities lending collateral). (AT COST)	9,237,000
		TOTAL INVESTMENTS – 104.8% (IDENTIFIED COST $241,762,365)[5]	241,404,786
		OTHER ASSETS AND LIABILITIES – NET – (4.8)%[6]	(10,974,588)
		TOTAL NET ASSETS – 100%	$230,430,198

At February 29, 2008, the Fund had outstanding foreign exchange contracts as follows:
	Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
	3/3/2008	368,398 Australian Dollar	$ 349,868	$ 343,181	$ (6,687)
	3/3/2008	137,331 Euro Currency	$ 207,836	$ 208,489	$ 653
Contracts Sold:
	3/3/2008	731,195 Pound Sterling	$1,448,789	$1,452,919	$ (4,130)
	3/3/2008	140,599,694 Japanese Yen	$1,320,718	$1,353,352	$(32,634)
	NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(42,798)
Net Unrealized Depreciation on currency forwards is included in “Other Assets and Liabilities – Net”.
1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of February 29, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned		Market Value of Collateral
	$8,575,650		$9,237,000
3	Affiliated company.
4	7-Day net yield.
5
At February 29, 2008, the cost of investments for federal tax purposes was $241,762,365. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency rates and outstanding foreign exchange contracts was $357,579. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,555,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,912,928.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$49,510,755	$(42,798)
Level 2 – Other Significant Observable Inputs	191,894,031	0
Level 3 – Significant Unobservable Inputs	0	0
Total	$241,404,786	$(42,798)

* Other financial instruments include currency forwards.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008